Revenue from services provided to customers - Schedule of Disaggregation of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Product Information [Line Items]
Commissions	¥ 205,655	¥ 204,113
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	130,027	131,886
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	28,609	34,762
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 47,019	¥ 37,465